Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2018	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross			3,123,026
Number of shares, exercised			4,152	0	0
Weighted average fair value of stock options granted			$ 6.56	$ 3.31
Total unrecognized stock-based compensation expense			$ 16.8
Period for recognition of unrecognized expense			2 years 3 months 18 days
Minimum [Member] | Employees And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of award			10 years
Intrinsic value of stock options exercised			$ 0.1
Maximum [Member] | Employees And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Non Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of non-vested options outstanding			187,686	0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of restricted stock vested			$ 9.3	$ 1.9	$ 0.6
Unvested shares of restricted stock			1,022,521	2,107,300
Restricted Stock [Member] | Non Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested shares of restricted stock			326,017	626,376
2016 Stock Option and Grant Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in shares reserved for future issuance		1,884,850
Authorized shares reserved for issuance		5,900,917	1,142,136
Shares available for future grants	1,142,136
Share-based compensation arrangement by share-based payment award, options, grants in period, gross	0
2018 Stock Option and Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in shares reserved for future issuance			1,332,201
Authorized shares reserved for issuance			1,765,162
Shares available for future grants			2,693,929
Percentage applied to the outstanding shares as annual increase in the number of shares authorized for issuance			4.00%